OCEAN PARK TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.9%
	EQUITY - 90.9%
8,232	Alger AI Enablers & Adopters ETF	$ 375,708
3,060	Avantis International Small Cap Value ETF	315,333
5,500	Avantis U.S. Small Cap Value ETF	686,180
729	First Trust NYSE Arca Biotechnology Index Fund(a)	180,712
1,725	First Trust US Equity Opportunities ETF	355,661
4,005	Franklin FTSE Mexico ETF	146,649
4,157	Invesco Nasdaq 100 ETF	1,259,446
2,632	Invesco S&P SmallCap Information Technology ETF	243,230
6,309	iShares Core S&P Mid-Cap ETF	486,487
1,128	iShares Core S&P Small-Cap ETF	167,294
18,737	iShares International Select Dividend ETF	776,274
10,446	iShares MSCI Canada ETF	602,107
2,475	iShares MSCI EAFE Growth ETF	307,940
3,574	iShares MSCI EAFE Small-Cap ETF	294,033
3,777	iShares MSCI EAFE Value ETF	289,129
2,980	iShares MSCI USA Value Factor ETF	595,434
991	iShares S&P Small-Cap 600 Growth ETF(b)	176,993
2,235	JPMorgan BetaBuilders Canada ETF	222,159
1,123	SPDR S&P Biotech ETF(b)	177,715
3,185	State Street Financial Select Sector SPDR ETF	170,748
1,734	State Street Industrial Select Sector SPDR ETF(b)	321,189
59,916	State Street SPDR Portfolio S&P 500 ETF	5,265,417
5,252	Vanguard FTSE Emerging Markets ETF	313,492
1,438	Vanguard FTSE Pacific ETF	166,362
1,005	Vanguard Small-Cap Growth ETF(b)	367,529
1,855	Vanguard Value ETF	404,260
4,003	WisdomTree Japan Hedged Equity Fund	694,601
	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,227,022)	15,362,082

OCEAN PARK TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	OPEN END FUNDS — 8.5%
	EQUITY - 8.5%
17,026	Dodge & Cox International Stock Fund, Class I	$ 317,697
25,747	First Eagle Small Cap Opportunity Fund, Class I	398,046
9,464	FullerThaler Behavioral Small-Cap Growth Fund, Institutional Class (a)	729,414
1	Kopernik Global All-Cap Fund, Class I	16
	TOTAL OPEN END FUNDS (Cost $1,281,879)	1,445,173

	SHORT-TERM INVESTMENTS — 6.3%
	COLLATERAL FOR SECURITIES LOANED - 5.7%
963,135	First American Government Obligations Fund, Class X, 3.57%(c)(d) (Cost $963,135)	963,135

	MONEY MARKET FUND - 0.6%
95,194	First American Government Obligations Fund, Class U, 3.59%(d) (Cost $95,194)	95,194

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,058,329)	1,058,329

	TOTAL INVESTMENTS - 105.7% (Cost $15,567,230)	$ 17,865,584
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7)%	(966,968)
	NET ASSETS - 100.0%	$ 16,898,616

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan was $953,358, as of June 30, 2026.
(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $963,135 at June 30, 2026.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.